Risk Report - Credit Exposure - Main Credit Exposure Categories by Business Divisions (Detail) - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022
Credit Exposure Main Credit Exposure Categories [Line items]
Total	€ 1,108,381		€ 1,090,386
Loans
at amortized cost	484,527	[1]	495,979	[2]
trading at fair value through PL	8,235		7,955
Designated or Mandatory at fair value through PL	887		1,205
at fair value through OCI	4,867	[3]	4,069	[4]
Off balance sheet
Revocable and irrevocable lending commitments	255,409	[5]	251,021	[6]
Contingent liabilities	65,131		67,214
OTC derivative
at fair value through P&L	22,555	[7]	28,967	[8]
Debt Securities
at amortized cost	21,868	[9]	25,596	[10]
at fair value through P&L	120,485		88,025
at fair value through OCI	28,874	[11]	25,450	[12]
Repo and repo-style transactions
at amortized cost	14,764	[13]	11,479	[14]
at fair value through P&L	78,973	[13]	81,270	[14]
at fair value through OCI	1,805		2,156	[14]
Corporate Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	341,118		344,326
Loans
at amortized cost	116,732	[1]	121,543	[2]
trading at fair value through PL	456		497
Designated or Mandatory at fair value through PL	303		312
at fair value through OCI	4,393	[3]	3,797	[4]
Off balance sheet
Revocable and irrevocable lending commitments	158,490	[5]	155,299	[6]
Contingent liabilities	59,781		61,134
OTC derivative
at fair value through P&L	55	[7]	72	[8]
Debt Securities
at amortized cost	294	[9]	617	[10]
at fair value through P&L	19		12
at fair value through OCI	0	[11]	0	[12]
Repo and repo-style transactions
at amortized cost	595	[13]	1,042	[14]
at fair value through P&L	0	[13]	0	[14]
at fair value through OCI	0		0	[14]
Investment Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	397,333		365,045
Loans
at amortized cost	100,645	[1]	103,072	[2]
trading at fair value through PL	7,614		7,198
Designated or Mandatory at fair value through PL	582		883
at fair value through OCI	474	[3]	272	[4]
Off balance sheet
Revocable and irrevocable lending commitments	56,939	[5]	51,299	[6]
Contingent liabilities	2,169		3,515
OTC derivative
at fair value through P&L	18,991	[7]	24,353	[8]
Debt Securities
at amortized cost	4,611	[9]	4,800	[10]
at fair value through P&L	114,741		82,947
at fair value through OCI	1,520	[11]	1,606	[12]
Repo and repo-style transactions
at amortized cost	14,169	[13]	10,437	[14]
at fair value through P&L	74,878	[13]	74,662	[14]
at fair value through OCI	0		0	[14]
Private Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	304,644		312,345
Loans
at amortized cost	261,250	[1]	264,893	[2]
trading at fair value through PL	0		7
Designated or Mandatory at fair value through PL	0		7
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	39,515	[5]	43,737	[6]
Contingent liabilities	3,128		2,503
OTC derivative
at fair value through P&L	301	[7]	388	[8]
Debt Securities
at amortized cost	447	[9]	804	[10]
at fair value through P&L	1		3
at fair value through OCI	1	[11]	2	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	0	[14]
at fair value through P&L	0	[13]	0	[14]
at fair value through OCI	0		0	[14]
Asset Management [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	4,675		3,932
Loans
at amortized cost	3	[1]	23	[2]
trading at fair value through PL	0		0
Designated or Mandatory at fair value through PL	0		0
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	99	[5]	92	[6]
Contingent liabilities	9		9
OTC derivative
at fair value through P&L	0	[7]	0	[8]
Debt Securities
at amortized cost	0	[9]	0	[10]
at fair value through P&L	4,483		3,728
at fair value through OCI	82	[11]	80	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	0	[14]
at fair value through P&L	0	[13]	0	[14]
at fair value through OCI	0		0	[14]
Corporate & Other [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	60,611		64,738
Loans
at amortized cost	5,896	[1]	6,447	[2]
trading at fair value through PL	165		253
Designated or Mandatory at fair value through PL	3		3
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	365	[5]	594	[6]
Contingent liabilities	44		52
OTC derivative
at fair value through P&L	3,208	[7]	4,154	[8]
Debt Securities
at amortized cost	16,516	[9]	19,375	[10]
at fair value through P&L	1,242		1,334
at fair value through OCI	27,271	[11]	23,763	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	0	[14]
at fair value through P&L	4,096	[13]	6,607	[14]
at fair value through OCI	€ 1,805		€ 2,156	[14]

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[3]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[4]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[8]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[9]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[10]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[12]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[13]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[14]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed